Obligations for pension and similar liabilities (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Obligations For Pension And Similar Liabilities
[custom:TotalProvisionsForPensionPlansNetActuarialProvisionsOne]	R$ 1,357,203	R$ 1,364,437
Sponsoring amount	R$ 61,717	R$ 67,619